Consolidated Statement of Financial Position - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	SFr 66,672	SFr 33,895
Intangible assets	6,765,613	3,535,240
Derivative financial instruments		226,865
Other non-current receivables	20,001	16,001
Total non-current assets	6,852,286	3,812,001
Current assets
Other receivables	335,299	320,374
Prepayments	434,231	351,283
Derivative financial instruments	219,615
Cash and cash equivalents	1,384,720	5,393,207
Total current assets	2,373,865	6,064,864
Total assets	9,226,151	9,876,865
Equity
Share capital	1,650,380	710,336
Share premium	157,191,707	149,286,723
Foreign currency translation reserve	(27,565)	(44,011)
Accumulated deficit	(152,778,389)	(146,303,398)
Total shareholders' (deficit)/equity attributable to owners of the Company	6,036,133	3,649,650
Non-current liabilities
Derivative financial instruments	4,353	675,328
Employee benefit liability	760,447	648,287
Deferred tax liabilities	147,149	340,986
Total non-current liabilities	911,949	1,664,601
Current liabilities
Loan		1,435,400
Trade and other payables	938,247	1,836,335
Accrued expenses	1,339,822	1,290,879
Total current liabilities	2,278,069	4,562,614
Total liabilities	3,190,018	6,227,215
Total equity and liabilities	SFr 9,226,151	SFr 9,876,865